LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
LEASE COMMITMENTS
(20)	LEASE COMMITMENTS

Company leases (in thousands):

For its administrative operations, the Company leases certain premises under long-term, non-cancelable leases and year-to-year leases. These leases are accounted for as operating leases. Rent expense for such leases amounted to $74 and $71 for the years ended December 31, 2011 and 2010, respectively.

Store leases (in thousands):

As of December 31, 2011, the Company operated 20 store locations, including the 13 acquired on June 30, 2011 and seven opened thereafter. Of the leases for these stores, seven require fixed rent payments. The remaining 13 have rental payments based on store revenue with no minimum rental payment, and are thus not listed below. Instead, rent expense for such leases is recorded as sales are made. Rent expense for all 20 store leases amounted to $203 and $0 for the years ended December 31, 2011 and 2010, respectively.

Future minimum payments under long-term, non-cancelable leases as of December 31, 2011, are as follows (in thousands):
	Future minimum payments - Corporate	Future minimum payments- Stores	Total Future minimum payments
Year ending December 31,
2012	$54	$353	$407
2013	-	278	278
2014		111	111

	$54	$742	$796